Provisions and accrued expenses	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Provisions and accrued expenses	16. Provisions and accrued expenses Provisions and accrued expenses consist of the following:

	As at
	March 31, 2022	March 31, 2021
Accrued expenses	36,752	23,933

Total	$36,752	$23,933